Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Stock-Based Compensation

Note 12 – Stock-Based Compensation

The Equity Incentive Plan provides for the Company to grant ISOs, and NSOs to employees, advisers, and directors. As of December 31, 2025 there were 7,336,803 equity awards authorized including 208,135 awards that were exercised to common stock.

Stock Options

Stock options represent the right to purchase shares of common stock on the date of exercise at a stated exercise price. The exercise price of a stock option generally must be at least equal to the fair market value of the common stock on the date of grant. Options vest over a period of time not to exceed 10 years from the grant date. For the years ended December 31, 2025 and 2024, the Company recorded stock-based compensation expense of $615 and $961, respectively.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The terms of the plan permit certain option holders to exercise options before their options are vested, subject to certain limitations. Upon early exercise, the awards become subject to a restricted stock agreement. The shares of restricted stock granted upon early exercise of the options are subject to the same vesting provisions in the original stock option awards. Shares issued as a result of early exercise that have not been vested are subject to repurchase by the Company upon termination of the purchaser’s employment, at the price paid by the purchaser. Such shares are not deemed to be issued for accounting purposes until they vest.

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding as of December 31, 2024	5,028,134	$0.57	$3,737,966	9.30
Granted	2,372,814	$1.17	$-	-
Exercised during period	891	$0.42	-	-
Forfeited	16,190	$0.97	$-	-
Expired	47,064	$1.35	-	-
Outstanding as of December 31, 2025	7,336,803	$0.76	$3,716,928	8.71

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s shares of common stock for those options that had exercise prices lower than the fair value of the Company’s shares of common stock.

The weighted-average grant date fair value of options granted was $1.17 and $0.42 for the years ended December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the total remaining unrecognized compensation expense related to non-vested stock options was $1,087 and $411, respectively, which will be amortized over the weighted-average period of 3.54 years and 1.59 years, respectively.

The fair value of each option award is determined on the date of grant using the Black-Scholes option-pricing model. The calculation of fair value includes several assumptions that require management’s judgment. The absence of a public market for the Company’s common stock requires the Company’s board of directors with assistance from management and external valuation experts, to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by using a reasonable method of valuation and considering several objective and subjective factors, including obtaining contemporaneous independent third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common stock, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2025	2024
Expected term of options (years)	5.00-6.65	5.00-6.12
Expected volatility (%)	39.57-45.07	45.09-45.81
Risk-free interest rate (%)	3.86	4.57
Expected dividend yield (%)	—	—

Expected term: The expected term of the stock options represents the period of time stock options are expected to be outstanding and is based on the “simplified method.” Under this method, the term is estimated using the midpoint between the requisite service period and the contractual term of the option. This method is used due to the lack of sufficient historical exercise data.

Expected volatility: The expected volatility is a measure of the amount by which a financial variable, such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. As the Company does not yet have a sufficient history of its own volatility, the Company has identified several public entities of similar complexity and industry and calculates historical volatility based on the volatilities of these companies.

Risk-free interest rate: The risk-free interest rate is based on U.S. Treasury yield curve in effect at the time of grant.

Expected dividend yield: No dividends on common stock have been paid or expected to be paid by the Company.

Total stock-based compensation expense for years ended December 31, 2025 and 2024 was as follows (in thousands):

	Years Ended December 31,
	2025	2024
Cost of sales	16	4
Research and development	100	153
Sales and marketing	22	115
General and administrative	477	689
Total stock-based compensation expense	615	961

shares issued for services

In June 2025, the Company issued 229,650 shares of common stock in exchange for services with an aggregate fair value of approximately $533. The fair value of the shares issued was determined based on recent third-party valuation.